Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, at Dec. 31, 2008	$ 284	$ 9,972	$ 50,398	$ (3,243)	$ 1,279	$ 58,690
Shares, Issued, Beginning Balance at Dec. 31, 2008	2,840,872			104,310
Comprehensive income:
Net income			7,063			7,063
Change in unrealized gains (losses) on securities available for sale, net of reclassification adjustments and tax effects					811	811
Total Comprehensive Income						7,874
Cash dividends declared			(3,006)			(3,006)
Acquisition of treasury stock				(68)		(68)
Acquisition of treasury stock, shares				2,519
Stock options exercised		(492)		1,009		517
Stock options exercised, shares				(32,528)
Tax benefit on stock options exercised		164				164
Sale of treasury stock for ESOP		(14)		180		166
Sale of treasury stock for ESOP, shares				(5,865)
Compensation expense related to stock options		134				134
Balance, at Dec. 31, 2009	284	9,764	54,455	(2,122)	2,090	64,471
Shares, Issued, Ending Balance at Dec. 31, 2009	2,840,872			68,436
Comprehensive income:
Net income			7,313			7,313
Change in unrealized gains (losses) on securities available for sale, net of reclassification adjustments and tax effects					(953)	(953)
Total Comprehensive Income						6,360
Cash dividends declared			(3,120)			(3,120)
Acquisition of treasury stock				(529)		(529)
Acquisition of treasury stock, shares				18,571
Stock options exercised		(120)		283		163
Stock options exercised, shares				(9,276)
Tax benefit on stock options exercised		34				34
Sale of treasury stock for ESOP		(15)		171		156
Sale of treasury stock for ESOP, shares				(5,663)
Compensation expense related to stock options		163				163
Balance, at Dec. 31, 2010	284	9,826	58,648	(2,197)	1,137	67,698
Shares, Issued, Ending Balance at Dec. 31, 2010	2,840,872			72,068
Comprehensive income:
Net income			7,356			7,356
Change in unrealized gains (losses) on securities available for sale, net of reclassification adjustments and tax effects					2,178	2,178
Total Comprehensive Income						9,534
Cash dividends declared			(3,696)			(3,696)
Acquisition of treasury stock				(602)		(602)
Acquisition of treasury stock, shares				23,431
Stock options exercised		(26)		77		51
Stock options exercised, shares				(2,576)
Tax benefit on stock options exercised		5				5
Sale of treasury stock for ESOP		(10)		163		153
Sale of treasury stock for ESOP, shares				(5,553)
Compensation expense related to stock options		170				170
North Penn acquisition	53	14,695				14,748
North Penn acquisition, shares	530,994
Balance, at Dec. 31, 2011	$ 337	$ 24,660	$ 62,308	$ (2,559)	$ 3,315	$ 88,061
Shares, Issued, Ending Balance at Dec. 31, 2011	3,371,866			87,370